Variable Interest Entities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Consolidated financial statements include accounts of TOI and its subsidiaries and VIEs
The condensed consolidated financial statements include the accounts of TOI and its subsidiaries and VIEs. All inter-company profits, transactions, and balances have been eliminated upon consolidation.

(in thousands)	June 30, 2022	December 31, 2021
Assets
Current assets:
Cash and restricted cash	$1,351	$1,618
Accounts receivable	28,947	20,007
Other receivables	212	935
Inventories, net	8,580	6,438
Prepaid expenses	935	781
Total current assets	40,025	29,779
Property and equipment, net	26	—
Other assets	347	276

(in thousands)	June 30, 2022	December 31, 2021
Intangible assets, net	3,543	1,181
Goodwill	18,946	11,096
Total assets	$62,887	$42,332
Liabilities
Current liabilities:
Accounts payable	$12,028	$14,204
Income taxes payable	132	132
Accrued expenses and other current liabilities	7,643	5,539
Current portion of long-term debt	—	183
Amounts due to affiliates	99,583	56,312
Total current liabilities	119,386	76,370

Other non-current liabilities	2,565	3,203
Deferred income taxes liability	32	6
Total liabilities	$121,983	$79,579

The consolidated financial statements include the accounts of TOI and its subsidiaries and VIEs. All inter-company profits, transactions, and balances have been eliminated upon consolidation.

(in thousands)	December 31, 2021	December 31, 2020
Assets
Current assets:
Cash and restricted cash	$1,618	$20
Accounts receivable	20,007	17,146
Other receivables	935	49
Inventories, net	6,438	4,354
Prepaid expenses	781	719
Total current assets	29,779	22,288
Other assets	276	201
Intangible assets, net	1,181	—
Goodwill	11,096	150
Total assets	$42,332	$22,639
Liabilities
Current liabilities:
Accounts payable	$14,204	$11,953
Income taxes payable	132	—
Accrued expenses and other current liabilities	5,539	6,039
Current portion of long-term debt	183	2,000
Amounts due to affiliates	56,312	19,883
Total current liabilities	76,370	39,875
Other non-current liabilities	3,203	551
Deferred income taxes liability	6	—
Total liabilities	$79,579	$40,426